INCOME TAXES - Disclosure of detailed information about effective income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax [Line Items]
Current income tax expense (recovery)	$ 6,376	$ 3,481
Deferred income tax expense	12,372	12,252
Total income tax expense (recovery)	18,748	15,733
Current year [Member]
Disclosure Of Income Tax [Line Items]
Current income tax expense (recovery)	3,180	754
Deferred income tax expense	14,762	19,641
Special mining duty [Member]
Disclosure Of Income Tax [Line Items]
Current income tax expense (recovery)	3,196	2,726
Deferred income tax expense	1,115	574
Adjustments recognized in the current year in relation to prior years [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax expense	$ (3,505)	$ (7,962)